Stock Compensation Expenses - Schedule of Common Stock Issued to Consultants as Advisory Shares (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value on grant date (in Dollars per share)		$ 1.39	$ 3.41
Unvested shares in the beginning	65,143	93,134
Shares granted during the year	41,639	149,034	845,592
Shares vested during the period	47,387	177,025	3,382,368
Unvested shares at the end of the period	59,395	65,143	93,134
31-Oct-23 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value on grant date (in Dollars per share)	$ 8.99	$ 8.99
Unvested shares in the beginning	39,147	52,963
Shares granted during the year
Shares vested during the period	3,454	13,816
Unvested shares at the end of the period	35,693	39,147	52,963
31-Oct-23 (One) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value on grant date (in Dollars per share)	$ 8.99	$ 8.99
Unvested shares in the beginning	5,270	7,130
Shares granted during the year
Shares vested during the period	465	1,860
Unvested shares at the end of the period	4,805	5,270	7,130
31-Oct-23 (Two) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value on grant date (in Dollars per share)	$ 8.99	$ 8.99
Unvested shares in the beginning	4,193	5,673
Shares granted during the year
Shares vested during the period	370	1,480
Unvested shares at the end of the period	3,823	4,193	5,673
31-Oct-23 (Three) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value on grant date (in Dollars per share)	$ 8.99	$ 8.99
Unvested shares in the beginning	16,533	22,368
Shares granted during the year
Shares vested during the period	1,459	5,835
Unvested shares at the end of the period	15,074	16,533	22,368
15-Apr-25 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value on grant date (in Dollars per share)	$ 9.15
Unvested shares in the beginning
Shares granted during the year	1,639
Shares vested during the period	1,639
Unvested shares at the end of the period
30-Apr-25 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value on grant date (in Dollars per share)	$ 10.89
Unvested shares in the beginning
Shares granted during the year	20,000
Shares vested during the period	20,000
Unvested shares at the end of the period
16-May-25 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value on grant date (in Dollars per share)	$ 9.84
Unvested shares in the beginning
Shares granted during the year	20,000
Shares vested during the period	20,000
Unvested shares at the end of the period